Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Comprehensive Income (Loss)	Common Shares	Additional Paid-in Capital	Retained Earnings (Accumulated deficit)
Beginning balance at Dec. 31, 2008	$ 120,855	$ 0	$ 4	$ 110,339	$ 10,512
Beginning balance, shares at Dec. 31, 2008			4,234,622
Net income (loss)	6,859	6,859			6,859
Common shares issued, shares			2,008,230
Common shares issued	16,244		2	16,242
Stock compensation expense	494			494
Restricted shares issued, shares			255,000
Stock issued upon exercise of options	0		0
Comprehensive income		6,859
Ending balance at Dec. 31, 2009	144,452	0	6	127,075	17,371
Ending balance, shares at Dec. 31, 2009			6,497,852
Net income (loss)	(21,821)	(21,821)			(21,821)
Stock compensation expense	559			559
Comprehensive income		(21,821)
Restricted shares forfeited, shares			(10,000)
Ending balance at Dec. 31, 2010	123,190	0	6	127,634	(4,450)
Ending balance, shares at Dec. 31, 2010			6,487,852
Net income (loss)	(88,196)	(88,196)			(88,196)
Stock compensation expense	122			122
Comprehensive income		(88,196)
Restricted shares forfeited, shares			(14,000)
Exercise of warrants, shares			1,773
Exercise of warrants	3			3
Ending balance at Dec. 31, 2011	$ 35,119	$ 0	$ 6	$ 127,759	$ (92,646)
Ending balance, shares at Dec. 31, 2011			6,475,625